LEASE AND OTHER FINANCING OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of lease cost
Total lease cost includes the following components:

	Year Ended December 31,
	2022	2021
Operating lease cost	$28	$21
Finance lease cost:
Amortization of ROU assets	78	85
Interest on lease liabilities	34	36
	112	121
Variable lease cost	332	393
Short-term lease cost	25	36
	$497	$571

Supplemental cash flow information
Supplemental cash flow information related to leases includes the following:

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows relating to operating leases	$23	$17
Operating cash flows relating to finance leases	$34	$36
Financing cash flows relating to finance leases	$66	$73

Non-cash lease obligations arising from obtaining ROU assets:
Operating leases	$16	$35
Finance leases	$20	$41

Schedule of lease terms and discount rates	Information related to lease terms and discount rates is as follows:

	Operating Leases	Finance Leases
Weighted average remaining lease term (years)	8	10
Weighted average discount rate	4.35%	5.73%

Future minimum lease payments, operating leases
Future minimum lease payments under non-cancellable leases as of December 31, 2022, were as follows:

	Operating Leases (1)	Finance Leases
2023	$26	$93
2024	22	84
2025	12	81
2026	11	78
2027	11	71
Thereafter	51	337
Total future minimum lease payments	133	744
Less: Imputed interest	(17)	(183)
Total	$116	$561
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(1)The current and non-current portion of operating lease liabilities are included in Other current liabilities and Other non-current liabilities, respectively, on the Consolidated Balance Sheets.

Future minimum lease payments, finance leases
Future minimum lease payments under non-cancellable leases as of December 31, 2022, were as follows:

	Operating Leases (1)	Finance Leases
2023	$26	$93
2024	22	84
2025	12	81
2026	11	78
2027	11	71
Thereafter	51	337
Total future minimum lease payments	133	744
Less: Imputed interest	(17)	(183)
Total	$116	$561
____________________________
(1)The current and non-current portion of operating lease liabilities are included in Other current liabilities and Other non-current liabilities, respectively, on the Consolidated Balance Sheets.